UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: April 30
Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia 120/20 Contrarian Equity Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.8%

CONSUMER DISCRETIONARY 7.5%

Auto Components 0.5%

Visteon Corp.(a)	2,173	$136,247

Automobiles 0.6%

Ford Motor Co.(a)	12,258	149,670

Leisure Equipment & Products 1.0%

Hasbro, Inc.	6,533	258,446

Media 5.4%

National CineMedia, Inc.	34,888	513,900
Regal Entertainment Group, Class A	24,933	318,893
Viacom, Inc., Class B	12,406	600,699

Total		1,433,492

TOTAL CONSUMER DISCRECTIONARY		1,977,855

CONSUMER STAPLES 7.7%

Food & Staples Retailing 2.7%

CVS Caremark Corp.	19,780	719,003

Tobacco 5.0%

Lorillard, Inc.	8,946	950,244
Philip Morris International, Inc.	5,233	372,433

Total		1,322,677

TOTAL CONSUMER STAPLES		2,041,680

ENERGY 15.4%

Energy Equipment & Services 4.5%

Baker Hughes, Inc.	4,505	348,597
Halliburton Co.	15,378	841,638

Total		1,190,235

Oil, Gas & Consumable Fuels 10.9%

Apache Corp.	5,676	702,235
Enbridge, Inc. (b)	18,486	608,004
Exxon Mobil Corp.	2,175	173,543
Newfield Exploration Co.(a)	11,183	753,958
Occidental Petroleum Corp.	1,565	153,652
Suncor Energy, Inc.(b)	13,308	508,632

Total		2,900,024

TOTAL ENERGY		4,090,259

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 11.2%

Capital Markets 2.4%

Goldman Sachs Group, Inc. (The)	4,754	$641,647

Commercial Banks 1.8%

CIT Group, Inc.(a)	11,682	464,243

Diversified Financial Services 3.4%

Bank of America Corp.	93,979	912,536

Insurance 3.6%

ACE Ltd.(b)	14,083	943,279

TOTAL FINANCIALS		2,961,705

HEALTH CARE 13.4%

Health Care Providers & Services 1.4%

HCA Holdings, Inc.(a)	3,440	91,779
Universal Health Services, Inc., Class B	5,541	275,055

Total		366,834

Life Sciences Tools & Services 4.7%

Agilent Technologies, Inc.(a)	8,616	363,251
Life Technologies Corp.(a)	8,074	363,572
Thermo Fisher Scientific, Inc.(a)	8,657	520,199

Total		1,247,022

Pharmaceuticals 7.3%

Bristol-Myers Squibb Co.	11,928	341,856
Mylan, Inc.(a)	38,947	887,213
Novartis AG, ADR(b)	5,521	337,885
Pfizer, Inc.	19,052	366,561

Total		1,933,515

TOTAL HEALTH CARE		3,547,371

INDUSTRIALS 11.6%

Airlines 0.5%

Delta Air Lines, Inc.(a)	11,744	92,660
U.S. Airways Group, Inc.(a)	3,417	21,322
United Continental Holdings, Inc.(a)	1,795	32,526

Total		146,508

Electrical Equipment 2.8%

Cooper Industries PLC (b)	13,945	729,463

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 1.3%

Siemens AG, ADR(b)	2,674	$340,373

Machinery 7.0%

Caterpillar, Inc.	3,677	363,251
Deere & Co.	8,147	639,621
Eaton Corp.	9,040	433,468
Parker Hannifin Corp.	5,301	418,885

Total		1,855,225

TOTAL INDUSTRIALS		3,071,569

INFORMATION TECHNOLOGY 14.8%

Semiconductors & Semiconductor Equipment 3.3%

Intel Corp.	15,384	343,525
LSI Corp.(a)	72,868	536,308

Total		879,833

Software 11.5%

Check Point Software Technologies Ltd.(a)(b)	12,232	705,175
Microsoft Corp.	47,639	1,305,308
Oracle Corp.	33,912	1,037,029

Total		3,047,512

TOTAL INFORMATION TECHNOLOGY		3,927,345

MATERIALS 11.6%

Chemicals 6.6%

Agrium, Inc.(b)	3,580	312,820
Dow Chemical Co. (The)	14,517	506,208
EI du Pont de Nemours & Co.	18,007	925,920

Total		1,744,948

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining 2.8%

Freeport-McMoRan Copper & Gold, Inc.	7,817	$413,989
Rio Tinto PLC, ADR(b)	4,598	326,366

Total		740,355

Paper & Forest Products 2.2%

Schweitzer-Mauduit International, Inc.	10,438	585,676

TOTAL MATERIALS		3,070,979

TELECOMMUNICATION SERVICES 1.5%

Diversified Telecommunication Services 1.5%

CenturyLink, Inc.	11,018	408,878

TOTAL TELECOMMUNICATION SERVICES		408,878

UTILITIES 6.1%

Multi-Utilities 6.1%

CenterPoint Energy, Inc.	19,152	374,996
Sempra Energy	12,132	614,971
Wisconsin Energy Corp.	10,114	309,994
Xcel Energy, Inc.	12,927	310,248

Total		1,610,209

TOTAL UTILITIES		1,610,209

Total Common Stocks (Cost: $23,608,339)		$26,707,850

Total Investments(c) (Cost: $23,608,339)(d)		$26,707,850(e)

Other Assets & Liabilities, Net		(221,756)

Net Assets		$26,486,094

Investments in Derivatives
Total Return Equity Swap Contracts Outstanding at July 31, 2011

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Amount	Appreciation	Depreciation

JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 28, 2011	$2,760,446	$141,161	$—

JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 28, 2011	2,583,616	137,552	—

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 28, 2011	1,560,507	—	(73,958)

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 28, 2011	2,118,523	—	(94,519)

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 28, 2011	926,462	—	(34,900)

Total					$ 278,713	$ (203,377)

Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 18.17% of net assets.

(c)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value
Columbia Short-Term Cash Fund	$734,554	$1,315,086	$(2,049,640)	$—	$—	$170	$—
(d)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $23,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,263,000
Unrealized Depreciation	(1,163,000)

Net Unrealized Appreciation	$3,100,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$1,977,855	$—	$—	$1,977,855
Consumer Staples	2,041,680	—	—	2,041,680
Energy	4,090,259	—	—	4,090,259
Financials	2,961,705	—	—	2,961,705
Health Care	3,547,371	—	—	3,547,371
Industrials	3,071,569	—	—	3,071,569
Information Technology	3,927,345	—	—	3,927,345
Materials	3,070,979	—	—	3,070,979
Telecommunication Services	408,878	—	—	408,878
Utilities	1,610,209	—	—	1,610,209

Total Equity Securities	26,707,850	—	—	26,707,850

Investments in Securities	26,707,850	—	—	26,707,850
Derivatives(c)
Assets
Swap Contracts	—	278,713	—	278,713
Liabilities
Swap Contracts	—	(203,377)	—	(203,377)

Total	$26,707,850	$75,336	$—	$26,783,186

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Recovery and Infrastructure Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%

CONSUMER DISCRETIONARY 3.7%

Automobiles 3.7%

Ford Motor Co.(a)(b)	2,850,508	$34,804,703

TOTAL CONSUMER DISCRECTIONARY		34,804,703

ENERGY 8.7%

Energy Equipment & Services 8.1%

Baker Hughes, Inc.	312,298	24,165,619

Halliburton Co.	501,907	27,469,370

McDermott International, Inc.(a)(c)	899,110	18,135,049

Schlumberger Ltd.(c)	79,978	7,227,612

Total		76,997,650

Oil, Gas & Consumable Fuels 0.6%

El Paso Corp.	281,002	5,774,591

TOTAL ENERGY		82,772,241

INDUSTRIALS 52.3%

Aerospace & Defense 5.3%

Boeing Co. (The)	130,331	9,184,425

Honeywell International, Inc.	421,587	22,386,270

ITT Corp.(b)	355,012	18,936,340

Total		50,507,035

Airlines 2.3%

Delta Air Lines, Inc.(a)	1,403,035	11,069,946

United Continental Holdings, Inc.(a)(b)	608,962	11,034,392

Total		22,104,338

Construction & Engineering 21.6%

Chicago Bridge & Iron Co. NV(c)	1,122,676	46,310,385

Fluor Corp.	178,938	11,367,931

Foster Wheeler AG(a)(b)(c)	1,111,491	30,121,406

Insituform Technologies, Inc., Class A(a)(b)	741,275	14,862,564

Jacobs Engineering Group, Inc.(a)(b)	333,626	13,058,121

KBR, Inc.(b)	1,198,781	42,736,543

Quanta Services, Inc.(a)(b)	449,143	8,318,128

Shaw Group, Inc. (The)(a)(b)	613,918	15,888,198

URS Corp.(a)	548,130	22,380,148

Total		205,043,424

Electrical Equipment 4.3%

ABB Ltd., ADR(a)(b)(c)	790,598	18,926,916

Babcock & Wilcox Co. (The)(a)	358,017	8,943,265

Cooper Industries PLC(c)	239,336	12,519,666

Total		40,389,847

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 0.9%

Tyco International Ltd.(c)	195,904	$8,676,588

Machinery 17.9%

AGCO Corp.(a)(b)	339,520	16,100,038

Astec Industries, Inc.(a)(b)	442,326	16,596,072

Caterpillar, Inc.	308,349	30,461,798

Crane Co.	147,389	6,827,059

Deere & Co.	298,777	23,456,982

Eaton Corp.	356,313	17,085,208

ESCO Technologies, Inc.(b)	39,596	1,373,189

Parker Hannifin Corp.	145,784	11,519,852

Terex Corp.(a)(b)	836,494	18,578,532

Timken Co.	273,122	11,927,238

Trinity Industries, Inc.(b)	528,489	15,743,687

Total		169,669,655

TOTAL INDUSTRIALS		496,390,887

INFORMATION TECHNOLOGY 26.9%

Communications Equipment 5.4%

Cisco Systems, Inc.	267,204	4,267,248

Harris Corp.(b)	215,325	8,585,008

Opnext, Inc.(a)(b)	1,014,166	1,916,773

Telefonaktiebolaget LM Ericsson, ADR(c)	1,352,580	16,907,250

Tellabs, Inc.	4,744,059	19,640,404

Total		51,316,683

Computers & Peripherals 1.8%

EMC Corp.(a)	668,661	17,438,679

Electronic Equipment, Instruments & Components 10.3%

Benchmark Electronics, Inc.(a)(b)	145,144	2,126,360

Celestica, Inc.(a)(c)	564,665	4,957,759

Coherent, Inc.(a)	400,336	19,228,138

Flextronics International Ltd.(a)(b)(c)	3,191,993	20,588,355

Jabil Circuit, Inc.(b)	126,418	2,314,713

Newport Corp.(a)(b)	1,064,373	16,540,356

Sanmina-SCI Corp.(a)(b)	2,126,424	24,241,234

TE Connectivity Ltd.(c)	228,891	7,880,717

Total		97,877,632

IT Services 2.5%

International Business Machines Corp.	130,129	23,663,959

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment 3.5%

Broadcom Corp., Class A(a)	106,695	$3,955,184

Brooks Automation, Inc.(a)(b)	986,454	9,381,177

Intel Corp.	887,993	19,828,884

Total		33,165,245

Software 3.4%

Microsoft Corp.	936,334	25,655,552

Oracle Corp.	220,351	6,738,333

Total		32,393,885

TOTAL INFORMATION TECHNOLOGY		255,856,083

MATERIALS 8.2%

Chemicals 4.2%

Dow Chemical Co. (The)	498,682	17,389,042

Nalco Holding Co.	630,303	22,281,211

Total		39,670,253

Metals & Mining 4.0%

Alcoa, Inc.(b)	1,465,517	21,587,065

Freeport-McMoRan Copper & Gold, Inc.	310,627	16,450,806

Total		38,037,871

TOTAL MATERIALS		77,708,124

Total Common Stocks (Cost: $829,128,341)		$947,532,038

	Shares	Value

Money Market Fund 0.3%

Columbia Short-Term Cash Fund, 0.162%(d)(e)	2,832,165	$2,832,165

Total Money Market Fund (Cost: $2,832,165)		$2,832,165

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.5%

Asset-Backed Commercial Paper 0.6%

Arabella Finance LLC

08/02/11	0.270%	$2,999,842	$2,999,842

Atlantis One

08/15/11	0.150%	2,999,613	2,999,613

Total			5,999,455

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit 3.3%

Barclays Bank PLC

08/19/11	0.330%	$5,000,000	$5,000,000

Commerzbank AG

08/22/11	0.180%	3,000,000	3,000,000

Credit Industrial et Commercial

11/21/11	0.410%	5,000,000	5,000,000

La Banque Postale

09/13/11	0.250%	4,000,000	4,000,000

Lloyds Bank PLC

10/14/11	0.260%	2,500,000	2,500,000

National Australia Bank

11/18/11	0.211%	2,999,975	2,999,975

National Bank of Canada

11/18/11	0.227%	2,500,000	2,500,000

Societe Generale

09/01/11	0.250%	2,000,000	2,000,000

Union Bank of Switzerland

12/09/11	0.237%	4,000,000	4,000,000

Total			30,999,975

Commercial Paper 0.9%

Erste Finance (Delaware) LLC

08/02/11	0.160%	2,999,907	2,999,907

Macquarie Bank Ltd.

09/26/11	0.300%	2,998,450	2,998,450

Suncorp Metway Ltd.

08/11/11	0.210%	1,999,638	1,999,638

Total			7,997,995

Other Short-Term Obligations 0.3%

Goldman Sachs Group, Inc. (The)

08/08/11	0.300%	3,000,000	3,000,000

Repurchase Agreements 0.4%

Deutsche Bank AG dated 07-29-11, matures 08-01-11, repurchase price $4,042,272(f)

	0.250%	4,042,188	4,042,188

Total			4,042,188

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $52,039,613)			$52,039,613

Total Investments (Cost: $884,000,119)(g)			$1,002,403,816(h)
Other Assets & Liabilities, Net			(53,186,973)

Net Assets			$949,216,843

Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	At July 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 20.25% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2011.

(e)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$17,868,874	$116,634,998	$(131,671,707)	$—	$2,832,165	$5,716	$2,832,165
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Deutsche Bank AG (0.250%)

Security Description	Value

Fannie Mae REMICS	$639,465

Freddie Mac REMICS	1,721,931

Government National Mortgage Association	1,761,636

Total Market Value of Collateral Securities	$4,123,032

(g)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $884,000,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$159,675,000
Unrealized Depreciation	(41,271,000)

Net Unrealized Appreciation	$118,404,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$34,804,703	$—	$—	$34,804,703
Energy	82,772,241	—	—	82,772,241
Industrials	496,390,887	—	—	496,390,887
Information Technology	255,856,083	—	—	255,856,083
Materials	77,708,124	—	—	77,708,124

Total Equity Securities	947,532,038	—	—	947,532,038

Other
Affiliated Money Market Fund(c)	2,832,165	—	—	2,832,165
Investments of Cash Collateral Received for Securities on Loan	—	52,039,613	—	52,039,613

Total Other	2,832,165	52,039,613	—	54,871,778

Total	$950,364,203	$52,039,613	$—	$1,002,403,816

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Investments in Affiliated Funds
Columbia Retirement Plus 2010 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 40.6%

Dividend Income 1.7%

Columbia Dividend Income Fund	12,773	$170,771

International 9.4%

Columbia Acorn International Fund	759	31,300
Columbia Asia Pacific ex-Japan Fund	18,493	164,218
Columbia Emerging Markets Fund	5,484	59,494
Columbia European Equity Fund	60,289	375,600
Columbia Multi-Advisor International Equity Fund	27,219	338,880

Total		969,492

Real Estate 1.8%

Columbia Real Estate Equity Fund	13,472	181,735

U.S. Large Cap 18.4%

Columbia Contrarian Core Fund	34,687	514,405
Columbia Large Cap Growth Fund	6,985	174,285
Columbia Large Core Quantitative Fund	89,879	523,097
Columbia Large Growth Quantitative Fund	18,350	172,123
Columbia Large Value Quantitative Fund	23,018	170,564
Columbia Select Large-Cap Growth Fund(a)	12,784	176,670
Columbia Select Large-Cap Value Fund	11,006	170,371

Total		1,901,515

U.S. Mid Cap 5.1%

Columbia Acorn USA Fund(a)	3,251	96,591
Columbia Mid Cap Growth Fund(a)	6,776	195,370
Columbia Mid Cap Value Fund	6,932	95,590
Columbia Mid Cap Value Opportunity Fund	17,529	141,982

Total		529,533

U.S. Small Cap 4.2%

Columbia Select Smaller-Cap Value Fund(a)	8,421	141,817
Columbia Small Cap Core Fund(a)	8,906	146,684
Columbia Small Cap Growth Fund I(a)	4,338	146,523

Total		435,024

Total Equity Funds (Cost: $3,991,383)		$4,188,070

	Shares	Value

Fixed-Income Funds 47.2%

Global Bond 2.5%

Columbia Global Bond Fund	34,560	$259,549

High Yield 9.5%

Columbia High Yield Bond Fund	347,161	982,465

Inflation Protected Securities 5.2%

Columbia Inflation Protected Securities Fund	48,822	538,507

Investment Grade 30.0%

Columbia Bond Fund	155,711	1,462,122
Columbia Diversified Bond Fund	285,773	1,460,302
Columbia U.S. Treasury Index Fund	15,265	173,719

Total		3,096,143

Total Fixed-Income Funds (Cost: $4,808,778)		$4,876,664

Alternative Investments 6.3%

Columbia Absolute Return Currency and Income Fund(a)	25,289	$254,657
Columbia Absolute Return Multi-Strategy Fund(a)	8,565	85,309
Columbia Convertible Securities Fund	20,340	306,734

Total Alternative Investments (Cost: $645,031)		$646,700

Cash Equivalents 6.2%

Money Market 6.2%

Columbia Money Market Fund, 0.011% (b)	639,854	$639,854

Total Cash Equivalents (Cost: $639,854)		$639,854

Total Investments in Affiliated Funds (Cost: $10,085,046)(c)		$10,351,288	(d)
Other Assets and Liabilities		(27,773)

Net Assets		$10,323,515

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $10,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$292,000
Unrealized Depreciation	(26,000)

Net Unrealized Appreciation	$266,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$10,351,288	$—	$—	$10,351,288

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2015 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 50.5%

Dividend Income 2.0%

Columbia Dividend Income Fund	34,794	$465,189

International 11.9%

Columbia Acorn International Fund	2,125	87,630
Columbia Asia Pacific ex-Japan Fund	51,622	458,400
Columbia Emerging Markets Fund	15,593	169,181
Columbia European Equity Fund	168,609	1,050,435
Columbia Multi-Advisor International Equity Fund	76,478	952,153

Total		2,717,799

Real Estate 2.1%

Columbia Real Estate Equity Fund	34,785	469,256

U.S. Large Cap 22.7%

Columbia Contrarian Core Fund	94,704	1,404,457
Columbia Large Cap Growth Fund	19,024	474,648
Columbia Large Core Quantitative Fund	245,671	1,429,807
Columbia Large Growth Quantitative Fund	50,431	473,041
Columbia Large Value Quantitative Fund	63,020	466,982
Columbia Select Large-Cap Growth Fund(a)	34,759	480,366
Columbia Select Large-Cap Value Fund	29,998	464,363

Total		5,193,664

U.S. Mid Cap 6.5%

Columbia Acorn USA Fund(a)	9,099	270,334
Columbia Mid Cap Growth Fund(a)	18,988	547,440
Columbia Mid Cap Value Fund	19,391	267,397
Columbia Mid Cap Value Opportunity Fund	48,952	396,509

Total		1,481,680

U.S. Small Cap 5.3%

Columbia Select Smaller-Cap Value Fund(a)	23,507	395,851
Columbia Small Cap Core Fund(a)	24,881	409,788
Columbia Small Cap Growth Fund I(a)	12,121	409,461

Total		1,215,100

Total Equity Funds (Cost: $10,884,524)		$11,542,688

	Shares	Value

Fixed-Income Funds 38.7%

Emerging Markets 0.7%

Columbia Emerging Markets Bond Fund	13,764	$161,996

Global Bond 2.5%

Columbia Global Bond Fund	76,266	572,761

High Yield 8.8%

Columbia High Yield Bond Fund	709,471	2,007,804

Inflation Protected Securities 3.6%

Columbia Inflation Protected Securities Fund	74,492	821,644

Investment Grade 23.1%

Columbia Bond Fund	267,309	2,510,032
Columbia Diversified Bond Fund	490,513	2,506,522
Columbia U.S. Treasury Index Fund	23,372	265,974

Total		5,282,528

Total Fixed-Income Funds (Cost: $8,713,180)		$8,846,733

Alternative Investments 6.8%

Columbia Absolute Return Currency and Income Fund(a)	64,082	$645,306
Columbia Absolute Return Multi-Strategy Fund(a)	21,762	216,749
Columbia Convertible Securities Fund	44,998	678,569

Total Alternative Investments (Cost: $1,542,681)		$1,540,624

Cash Equivalents 4.1%

Money Market 4.1%

Columbia Money Market Fund, 0.011%(b)	942,517	$942,517

Total Cash Equivalents (Cost: $942,517)		$942,517

Total Investments in Affiliated Funds (Cost: $22,082,902)(c)		$22,872,562	(d)
Other Assets and Liabilities		(12,033)

Net Assets		$22,860,529

Notes to Investments in Affiliated Funds
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $22,083,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$873,000
Unrealized Depreciation	(83,000)

Net Unrealized Appreciation	$790,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$22,872,562	$—	$—	$22,872,562

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2020 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.9%

Dividend Income 2.2%

Columbia Dividend Income Fund	44,656	$597,054

International 13.5%

Columbia Acorn International Fund	2,831	116,739
Columbia Asia Pacific ex-Japan Fund	68,280	606,326
Columbia Emerging Markets Fund	20,335	220,637
Columbia European Equity Fund	223,123	1,390,053
Columbia Multi-Advisor International Equity Fund	101,511	1,263,814

Total		3,597,569

Real Estate 2.8%

Columbia Real Estate Equity Fund	55,095	743,230

U.S. Large Cap 25.0%

Columbia Contrarian Core Fund	121,565	1,802,818
Columbia Large Cap Growth Fund	24,339	607,255
Columbia Large Core Quantitative Fund	315,132	1,834,067
Columbia Large Growth Quantitative Fund	64,727	607,145
Columbia Large Value Quantitative Fund	80,636	597,510
Columbia Select Large-Cap Growth Fund(a)	44,262	611,699
Columbia Select Large-Cap Value Fund	38,518	596,254

Total		6,656,748

U.S. Mid Cap 7.4%

Columbia Acorn USA Fund(a)	12,074	358,705
Columbia Mid Cap Growth Fund(a)	25,194	726,355
Columbia Mid Cap Value Fund	25,694	354,315
Columbia Mid Cap Value Opportunity Fund	64,902	525,708

Total		1,965,083

U.S. Small Cap 6.0%

Columbia Select Smaller-Cap Value Fund(a)	31,170	524,909
Columbia Small Cap Core Fund(a)	33,056	544,434
Columbia Small Cap Growth Fund I(a)	16,084	543,302

Total		1,612,645

Total Equity Funds (Cost: $14,415,082)		$15,172,329

	Shares	Value

Fixed-Income Funds 33.1%

Emerging Markets 1.0%

Columbia Emerging Markets Bond Fund	22,667	$266,791

Global Bond 2.1%

Columbia Global Bond Fund	76,183	572,132

High Yield 8.1%

Columbia High Yield Bond Fund	764,476	2,163,468

Inflation Protected Securities 2.8%

Columbia Inflation Protected Securities Fund	67,946	749,441

Investment Grade 19.1%

Columbia Bond Fund	258,232	2,424,801
Columbia Diversified Bond Fund	473,903	2,421,644
Columbia U.S. Treasury Index Fund	21,283	242,203

Total		5,088,648

Total Fixed-Income Funds (Cost: $8,715,623)		$8,840,480

Alternative Investments 7.2%

Columbia Absolute Return Currency and Income Fund(a)	91,449	$920,888
Columbia Absolute Return Multi-Strategy Fund(a)	31,124	309,989
Columbia Convertible Securities Fund	46,119	695,477

Total Alternative Investments (Cost: $1,927,952)		$1,926,354

Cash Equivalents 2.8%

Money Market 2.8%

Columbia Money Market Fund, 0.011%(b)	736,545	$736,545

Total Cash Equivalents (Cost: $736,545)		$736,545

Total Investments in Affiliated Funds (Cost: $25,795,202)(c)		$26,675,708	(d)
Other Assets and Liabilities		(3,166)

Net Assets		$26,672,542

Notes to Investments in Affiliated Funds
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $25,795,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$975,000
Unrealized Depreciation	(94,000)

Net Unrealized Appreciation	$881,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$26,675,708	$—	$—	$26,675,708

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2025 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 62.4%

Dividend Income 2.5%

Columbia Dividend Income Fund	61,444	$821,503

International 12.2%

Columbia Acorn International Fund	3,145	129,646
Columbia Asia Pacific ex-Japan Fund	75,991	674,803
Columbia Emerging Markets Fund	22,363	242,641
Columbia European Equity Fund	248,047	1,545,333
Columbia Multi-Advisor International Equity Fund	112,643	1,402,402

Total		3,994,825

Real Estate 3.1%

Columbia Real Estate Equity Fund	74,740	1,008,246

U.S. Large Cap 27.9%

Columbia Contrarian Core Fund	167,018	2,476,882
Columbia Large Cap Growth Fund	33,498	835,767
Columbia Large Core Quantitative Fund	433,438	2,522,608
Columbia Large Growth Quantitative Fund	89,061	835,393
Columbia Large Value Quantitative Fund	110,893	821,718
Columbia Select Large-Cap Growth Fund(a)	60,888	841,478
Columbia Select Large-Cap Value Fund	52,988	820,256

Total		9,154,102

U.S. Mid Cap 9.2%

Columbia Acorn USA Fund(a)	18,429	547,531
Columbia Mid Cap Growth Fund(a)	38,525	1,110,669
Columbia Mid Cap Value Fund	39,160	540,021
Columbia Mid Cap Value Opportunity Fund	99,154	803,147

Total		3,001,368

U.S. Small Cap 7.5%

Columbia Select Smaller-Cap Value Fund(a)	47,651	802,441
Columbia Small Cap Core Fund(a)	50,436	830,684
Columbia Small Cap Growth Fund I(a)	24,559	829,587

Total		2,462,712

Total Equity Funds (Cost: $19,322,811)		$20,442,756

	Shares	Value

Fixed-Income Funds 25.8%

Emerging Markets 1.0%

Columbia Emerging Markets Bond Fund	28,124	$331,022

Global Bond 2.0%

Columbia Global Bond Fund	87,679	658,468

High Yield 6.4%

Columbia High Yield Bond Fund	744,953	2,108,216

Inflation Protected Securities 1.2%

Columbia Inflation Protected Securities Fund	36,508	402,677

Investment Grade 15.2%

Columbia Bond Fund	257,991	2,422,532
Columbia Diversified Bond Fund	473,404	2,419,097
Columbia U.S. Treasury Index Fund	11,415	129,906

Total		4,971,535

Total Fixed-Income Funds (Cost: $8,332,600)		$8,471,918

Alternative Investments 8.2%

Columbia Absolute Return Currency and Income Fund(a)	140,495	$1,414,784
Columbia Absolute Return Multi-Strategy Fund(a)	47,680	474,895
Columbia Convertible Securities Fund	53,898	812,783

Total Alternative Investments (Cost: $2,713,873)		$2,702,462

Cash Equivalents 3.6%

Money Market 3.6%

Columbia Money Market Fund, 0.011%(b)	1,164,560	$1,164,560

Total Cash Equivalents (Cost: $1,164,560)		$1,164,560

Total Investments in Affiliated Funds (Cost: $31,533,844)(c)		$32,781,696	(d)
Other Assets and Liabilities		(4,509)

Net Assets		$32,777,187

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $31,534,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,375,000
Unrealized Depreciation	(127,000)

Net Unrealized Appreciation	$1,248,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$32,781,696	$—	$—	$32,781,696

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2030 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 67.5%

Dividend Income 2.7%

Columbia Dividend Income Fund	62,019	$829,189

International 13.5%

Columbia Acorn International Fund	3,237	133,474
Columbia Asia Pacific ex-Japan Fund	78,210	694,503
Columbia Emerging Markets Fund	22,884	248,297
Columbia European Equity Fund	255,316	1,590,619
Columbia Multi-Advisor International Equity Fund	115,931	1,443,339

Total		4,110,232

Real Estate 3.1%

Columbia Real Estate Equity Fund	69,767	941,159

U.S. Large Cap 30.3%

Columbia Contrarian Core Fund	168,794	2,503,215
Columbia Large Cap Growth Fund	33,890	845,557
Columbia Large Core Quantitative Fund	437,517	2,546,350
Columbia Large Growth Quantitative Fund	90,018	844,372
Columbia Large Value Quantitative Fund	112,012	830,009
Columbia Select Large-Cap Growth Fund(a)	61,945	856,074
Columbia Select Large-Cap Value Fund	53,425	827,010

Total		9,252,587

U.S. Mid Cap 9.8%

Columbia Acorn USA Fund(a)	18,474	548,861
Columbia Mid Cap Growth Fund(a)	38,509	1,110,208
Columbia Mid Cap Value Fund	39,275	541,605
Columbia Mid Cap Value Opportunity Fund	99,252	803,940

Total		3,004,614

U.S. Small Cap 8.1%

Columbia Select Smaller-Cap Value Fund(a)	47,669	802,753
Columbia Small Cap Core Fund(a)	50,533	832,278
Columbia Small Cap Growth Fund I(a)	24,596	830,848

Total		2,465,879

Total Equity Funds (Cost: $19,438,679)		$20,603,660

	Shares	Value

Fixed-Income Funds 21.4%

Emerging Markets 1.0%

Columbia Emerging Markets Bond Fund	26,155	$307,841

Global Bond 2.0%

Columbia Global Bond Fund	81,600	612,818

High Yield 5.7%

Columbia High Yield Bond Fund	619,592	1,753,446

Inflation Protected Securities 0.4%

Columbia Inflation Protected Securities Fund	10,639	117,353

Investment Grade 12.3%

Columbia Bond Fund	197,539	1,854,886
Columbia Diversified Bond Fund	362,554	1,852,651
Columbia U.S. Treasury Index Fund	3,327	37,863

Total		3,745,400

Total Fixed-Income Funds (Cost: $6,427,584)		$6,536,858

Alternative Investments 8.8%

Columbia Absolute Return Currency and Income Fund(a)	142,571	$1,435,690
Columbia Absolute Return Multi-Strategy Fund(a)	48,621	484,260
Columbia Convertible Securities Fund	49,988	753,823

Total Alternative Investments (Cost: $2,677,493)		$2,673,773

Cash Equivalents 2.4%

Money Market 2.4%

Columbia Money Market Fund, 0.011%(b)	748,359	$748,359

Total Cash Equivalents (Cost: $748,359)		$748,359

Total Investments in Affiliated Funds (Cost: $29,292,115)(c)		$30,562,650	(d)
Other Assets and Liabilities		(15,899)

Net Assets		$30,546,751

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $29,292,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,392,000
Unrealized Depreciation	(121,000)

Net Unrealized Appreciation	$1,271,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$30,562,650	$—	$—	$30,562,650

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2035 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 72.4%

Dividend Income 2.9%

Columbia Dividend Income Fund	52,117	$696,806

International 14.7%

Columbia Acorn International Fund	2,816	116,093
Columbia Asia Pacific ex-Japan Fund	68,171	605,361
Columbia Emerging Markets Fund	19,824	215,088
Columbia European Equity Fund	222,812	1,388,122
Columbia Multi-Advisor International Equity Fund	101,049	1,258,058

Total		3,582,722

Real Estate 3.8%

Columbia Real Estate Equity Fund	68,832	928,546

U.S. Large Cap 31.9%

Columbia Contrarian Core Fund	141,688	2,101,237
Columbia Large Cap Growth Fund	28,501	711,097
Columbia Large Core Quantitative Fund	367,946	2,141,445
Columbia Large Growth Quantitative Fund	75,499	708,179
Columbia Large Value Quantitative Fund	93,987	696,442
Columbia Select Large-Cap Growth Fund(a)	52,289	722,642
Columbia Select Large-Cap Value Fund	44,893	694,939

Total		7,775,981

U.S. Mid Cap 10.5%

Columbia Acorn USA Fund(a)	15,744	467,759
Columbia Mid Cap Growth Fund(a)	32,890	948,214
Columbia Mid Cap Value Fund	33,454	461,329
Columbia Mid Cap Value Opportunity Fund	84,691	685,998

Total		2,563,300

U.S. Small Cap 8.6%

Columbia Select Smaller-Cap Value Fund(a)	40,688	685,190
Columbia Small Cap Core Fund(a)	43,160	710,835
Columbia Small Cap Growth Fund I(a)	20,991	709,075

Total		2,105,100

Total Equity Funds (Cost: $16,672,138)		$17,652,455

	Shares	Value

Fixed-Income Funds 17.3%

Emerging Markets 1.0%

Columbia Emerging Markets Bond Fund	20,875	$245,704

Global Bond 1.6%

Columbia Global Bond Fund	53,378	400,865

High Yield 5.1%

Columbia High Yield Bond Fund	436,102	1,234,169

Inflation Protected Securities 0.2%

Columbia Inflation Protected Securities Fund	3,365	37,113

Investment Grade 9.4%

Columbia Bond Fund	121,715	1,142,907
Columbia Diversified Bond Fund	223,370	1,141,419
Columbia U.S. Treasury Index Fund	1,067	12,145

Total		2,296,471

Total Fixed-Income Funds (Cost: $4,136,932)		$4,214,322

Alternative Investments 9.5%

Columbia Absolute Return Currency and Income Fund(a)	134,236	$1,351,754
Columbia Absolute Return Multi-Strategy Fund(a)	45,637	454,548
Columbia Convertible Securities Fund	34,137	514,779

Total Alternative Investments (Cost: $2,325,666)		$2,321,081

Cash Equivalents 0.8%

Money Market 0.8%

Columbia Money Market Fund, 0.011%(b)	200,537	$200,537

Total Cash Equivalents (Cost: $200,537)		$200,537

Total Investments in Affiliated Funds (Cost: $23,335,273)(c)		$24,388,395	(d)
Other Assets and Liabilities		(16,486)

Net Assets		$24,371,909

Notes to Investments in Affiliated Funds
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $23,335,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,147,000
Unrealized Depreciation	(94,000)

Net Unrealized Appreciation	$1,053,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$24,388,395	$—	$—	$24,388,395

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2040 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 76.5%

Dividend Income 3.0%

Columbia Dividend Income Fund	41,795	$558,798

International 16.0%

Columbia Acorn International Fund	2,316	95,514
Columbia Asia Pacific ex-Japan Fund	55,887	496,277
Columbia Emerging Markets Fund	16,575	179,838
Columbia European Equity Fund	182,502	1,136,988
Columbia Multi-Advisor International Equity Fund	82,726	1,029,935

Total		2,938,552

Real Estate 4.1%

Columbia Real Estate Equity Fund	55,871	753,701

U.S. Large Cap 34.0%

Columbia Contrarian Core Fund	113,801	1,687,671
Columbia Large Cap Growth Fund	22,881	570,885
Columbia Large Core Quantitative Fund	294,919	1,716,427
Columbia Large Growth Quantitative Fund	60,668	569,068
Columbia Large Value Quantitative Fund	75,531	559,683
Columbia Select Large-Cap Growth Fund(a)	41,889	578,911
Columbia Select Large-Cap Value Fund	36,039	557,874

Total		6,240,519

U.S. Mid Cap 10.7%

Columbia Acorn USA Fund(a)	12,034	357,535
Columbia Mid Cap Growth Fund(a)	25,098	723,578
Columbia Mid Cap Value Fund	25,566	352,548
Columbia Mid Cap Value Opportunity Fund	64,597	523,234

Total		1,956,895

U.S. Small Cap 8.7%

Columbia Select Smaller-Cap Value Fund(a)	31,054	522,949
Columbia Small Cap Core Fund(a)	32,882	541,579
Columbia Small Cap Growth Fund I(a)	15,993	540,236

Total		1,604,764

Total Equity Funds (Cost: $13,317,957)		$14,053,229

	Shares	Value

Fixed-Income Funds 12.6%

Emerging Markets 1.0%

Columbia Emerging Markets Bond Fund	15,764	$185,543

Global Bond 1.1%

Columbia Global Bond Fund	27,859	209,217

High Yield 3.4%

Columbia High Yield Bond Fund	218,440	618,186

Inflation Protected Securities 1.3%

Columbia Inflation Protected Securities Fund	20,943	231,005

Investment Grade 5.8%

Columbia Bond Fund	53,307	500,547
Columbia Diversified Bond Fund	97,760	499,555
Columbia U.S. Treasury Index Fund	6,569	74,757

Total		1,074,859

Total Fixed-Income Funds (Cost: $2,258,998)		$2,318,810

Alternative Investments 9.8%

Columbia Absolute Return Currency and Income Fund(a)	106,742	$1,074,892
Columbia Absolute Return Multi-Strategy Fund(a)	36,264	361,195
Columbia Convertible Securities Fund	24,041	362,536

Total Alternative Investments (Cost: $1,802,906)		$1,798,623

Cash Equivalents 1.2%

Money Market 1.2%

Columbia Money Market Fund, 0.011%(b)	227,601	$227,601

Total Cash Equivalents (Cost: $227,601)		$227,601

Total Investments in Affiliated Funds (Cost: $17,607,462)(c)		$18,398,263	(d)
Other Assets and Liabilities		(12,416)

Net Assets		$18,385,847

Notes to Investments in Affiliated Funds
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $17,607,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$864,000
Unrealized Depreciation	(73,000)

Net Unrealized Appreciation	$791,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$18,398,263	$—	$—	$18,398,263

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2045 Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 80.7%

Dividend Income 3.2%

Columbia Dividend Income Fund	48,031	$642,173

International 17.1%

Columbia Acorn International Fund	2,687	110,800
Columbia Asia Pacific ex-Japan Fund	64,968	576,912
Columbia Emerging Markets Fund	19,056	206,761
Columbia European Equity Fund	212,356	1,322,976
Columbia Multi-Advisor International Equity Fund	96,205	1,197,748

Total		3,415,197

Real Estate 4.1%

Columbia Real Estate Equity Fund	60,342	814,022

U.S. Large Cap 35.9%

Columbia Contrarian Core Fund	130,895	1,941,179
Columbia Large Cap Growth Fund	26,288	655,873
Columbia Large Core Quantitative Fund	338,943	1,972,648
Columbia Large Growth Quantitative Fund	69,773	654,468
Columbia Large Value Quantitative Fund	86,851	643,569
Columbia Select Large-Cap Growth Fund(a)	48,234	666,587
Columbia Select Large-Cap Value Fund	41,396	640,814

Total		7,175,138

U.S. Mid Cap 11.2%

Columbia Acorn USA Fund(a)	13,805	410,130
Columbia Mid Cap Growth Fund(a)	28,811	830,632
Columbia Mid Cap Value Fund	29,391	405,304
Columbia Mid Cap Value Opportunity Fund	74,206	601,071

Total		2,247,137

U.S. Small Cap 9.2%

Columbia Select Smaller-Cap Value Fund(a)	35,688	600,993
Columbia Small Cap Core Fund(a)	37,763	621,956
Columbia Small Cap Growth Fund I(a)	18,378	620,795

Total		1,843,744

Total Equity Funds (Cost: $15,348,721)		$16,137,411

	Shares	Value

Fixed-Income Funds 8.5%

Emerging Markets 1.0%

Columbia Emerging Markets Bond Fund	16,960	$199,624

Global Bond 0.6%

Columbia Global Bond Fund	16,760	125,866

High Yield 2.3%

Columbia High Yield Bond Fund	163,146	461,704

Inflation Protected Securities 0.9%

Columbia Inflation Protected Securities Fund	15,706	173,241

Investment Grade 3.7%

Columbia Bond Fund	36,623	343,886
Columbia Diversified Bond Fund	67,098	342,873
Columbia U.S. Treasury Index Fund	4,954	56,370

Total		743,129

Total Fixed-Income Funds (Cost: $1,669,228)		$1,703,564

Alternative Investments 9.7%

Columbia Absolute Return Currency and Income Fund(a)	115,378	$1,161,858
Columbia Absolute Return Multi-Strategy Fund(a)	39,249	390,920
Columbia Convertible Securities Fund	25,961	391,493

Total Alternative Investments (Cost: $1,949,824)		$1,944,271

Cash Equivalents 0.3%

Money Market 0.3%

Columbia Money Market Fund, 0.011%(b)	52,684	$52,684

Total Cash Equivalents (Cost: $52,684)		$52,684

Total Investments in Affiliated Funds (Cost: $19,020,457)(c)		$19,837,930	(d)
Other Assets and Liabilities		167,692

Net Assets		$20,005,622

Notes to Investments in Affiliated Funds
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(c)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $19,020,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$890,000
Unrealized Depreciation	(72,000)

Net Unrealized Appreciation	$818,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$19,837,930	$—	$—	$19,837,930

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2.	Control and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b)  There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton President and Principal Executive Officer

Date	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton President and Principal Executive Officer

Date	September 21, 2011

By	/s/ Michael G. Clarke

Michael G. Clarke Treasurer and Principal Financial Officer

Date	September 21, 2011